EATON VANCE BOND FUND
Supplement to Prospectus dated March 1, 2014

The following changes are effective November 3, 2014:

1.  The following replaces “Management” in “Fund Summary”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”) serves as Investment Adviser to the Fund.  Boston Management and Research (“BMR”) serves as Investment Adviser to the Portfolio.

Portfolio Managers.  The Fund and Portfolio are managed by a team comprised of:

Kathleen C. Gaffney, lead portfolio manager and Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013;

Stephen C. Concannon, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013;

Henry L. Peabody, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since November 2014; and

Michael J. Turgel, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013.

2.  The following replaces the sixth paragraph in “Management.” under “Management and Organization”:

The Fund and Portfolio are managed by a team of portfolio managers led by Kathleen C. Gaffney. Ms. Gaffney has served as a portfolio manager of the Fund and Portfolio since they commenced operations in 2013. She is a Vice President of Eaton Vance and BMR since October 2012. Prior to joining Eaton Vance in 2012, she was a vice president and portfolio manager at Loomis, Sayles & Company for more than five years. The other members of the portfolio management team are Stephen C. Concannon, Henry L. Peabody and Michael J. Turgel. Mr. Concannon is currently a Vice President and portfolio manager in Eaton Vance’s high yield group, and was previously a research analyst at Eaton Vance for more than five years. Mr. Peabody is a Vice President and investment grade credit analyst in Eaton Vance’s investment grade fixed income group.  Prior to joining Eaton Vance in 2013, Mr. Peabody served as a credit research analyst with Merganser Capital Management (2010 - 2013) and as an analyst and trader with Emerson Investment Management (2004 - 2010).  Mr. Turgel is a Vice President and senior credit analyst and has been a member of Eaton Vance’s bank loan group for more than five years.

October 14, 2014	16587 10.14.14

EATON VANCE BOND FUND
Supplement to Summary Prospectus dated March 1, 2014

The following change is effective November 3, 2014:

The following replaces “Management”:

Investment Adviser.  Eaton Vance Management (“Eaton Vance”) serves as Investment Adviser to the Fund.  Boston Management and Research (“BMR”) serves as Investment Adviser to the Portfolio.

Portfolio Managers.  The Fund and Portfolio are managed by a team comprised of:

Kathleen C. Gaffney, lead portfolio manager and Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013;

Stephen C. Concannon, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013;

Henry L. Peabody, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since November 2014; and

Michael J. Turgel, Vice President of Eaton Vance and BMR, who has managed the Fund and Portfolio since their inception in 2013.

October 14, 2014	16588 10.14.14

EATON VANCE BOND FUND

Supplement to Statement of Additional Information dated March 1, 2014

The following changes are effective November 3, 2014:

1.  The following is added to the first paragraph and the table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The following table shows, as of September 30, 2014, the number of accounts Mr. Peabody managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Henry L. Peabody (1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1) As of September 30, 2014. Mr. Peabody became a portfolio manager effective November 3, 2014.

2.  The following is added to the second paragraph under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Mr. Peabody did not beneficially own any equity securities of the Fund as of September 30, 2014.  As of December 31, 2013, Mr. Peabody beneficially owned between $1 - $10,000 of equity securities in the Eaton Vance family of funds.

October 14, 2014